Note 11 - Cost Method Investment (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Schedule of Cost Method Investments [Table Text Block]
	December 31,
	2014	2015
Beginning balance	$1,138,899	$1,217,617
Acquisitions	81,713	-
consideration of disposal	(4,337,736)	(5,790,369)
Gain from sale of cost method investment	4,337,736	4,648,302
Fair value adjustment of retained noncontrolling investment	-	477,393
Exchange difference	(2,995)	1,449
Ending balance	$1,217,617	$554,392